Future Principal Maturities in Aggregate under Debt Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
2014		$ 141
2015		300
Thereafter		0
Total debt	$ 4,000	$ 441	$ 446